UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 68.6%
CONSUMER DISCRETIONARY: 3.8%
BorgWarner, Inc. (a)	166,098	$10,053,912
Darden Restaurants, Inc.	130,000	5,557,500
Expedia, Inc.	314,800	8,106,100
GameStop Corp., Class A (a)(f)	95,900	2,215,290
Hennes & Mauritz AB, B Shares	135,000	4,042,148
Johnson Controls, Inc.	120,000	3,164,400
Lowe’s Cos., Inc.	150,000	2,901,000
Macy’s, Inc.	85,000	2,237,200
McDonald’s Corp. (d)	100,000	8,782,000
Skullcandy, Inc. (a)(f)	142,700	2,016,351
Target Corp.	150,000	7,356,000
Time Warner, Inc.	280,000	8,391,600

		64,823,501

CONSUMER STAPLES: 2.3%
Corn Products International, Inc.	508,860	19,967,666
Natura Cosmeticos SA	210,000	3,573,993
Procter & Gamble Co., The (d)	250,000	15,795,000

		39,336,659

ENERGY: 10.6%
Baker Hughes, Inc. (d)	600,410	27,714,926
Canadian Natural Resources, Ltd.	140,000	4,097,800
ConocoPhillips	204,000	12,917,280
Ensco PLC, ADR	704,300	28,474,849
EQT Corp.	645,300	34,433,208
Noble Corp. (a)	35,154	1,031,770
Noble Energy, Inc.	139,800	9,897,840
Penn West Petroleum, Ltd.	185,000	2,745,252
Range Resources Corp.	210,000	12,276,600
Rosetta Resources, Inc. (a)	245,725	8,408,710
Sasol Ltd., ADR	149,900	6,085,940
Statoil ASA, ADR (f)	921,825	19,865,329
Suncor Energy, Inc. (d)	493,200	12,547,007

		180,496,511

FINANCIALS: 5.7%
American Express Co. (d)	260,000	11,674,000
Bank of New York Mellon Corp., The	421,300	7,831,967
BlackRock, Inc. (d)	77,500	11,470,775
Charles Schwab Corp., The	642,659	7,242,767
Digital Realty Trust, Inc., REIT (f)	150,000	8,274,000
Hospitality Properties Trust, REIT	200,000	4,246,000

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
JPMorgan Chase & Co.	491,725	$14,810,757
Och-Ziff Capital Mgmt. Group, LP, Class A	268,468	2,451,113
Plum Creek Timber Co., Inc., REIT (f)	199,579	6,927,387
State Street Corp. (d)	270,600	8,702,496
Willis Group Holdings PLC	390,200	13,411,174

		97,042,436

HEALTH CARE: 9.4%
Amgen, Inc. (d)(f)	302,371	16,615,286
Becton Dickinson & Co. (f)	523,530	38,385,220
Gilead Sciences, Inc. (a)	651,000	25,258,800
Mylan, Inc. (a)	1,195,000	20,315,000
Pfizer, Inc.	370,000	6,541,600
Roche Holding AG	122,500	19,785,224
St. Jude Medical, Inc. (d)	115,000	4,161,850
Teva Pharmaceutical Industries, Ltd., ADR	647,581	24,102,965
Thermo Fisher Scientific, Inc. (a)	75,000	3,798,000

		158,963,945

INDUSTRIALS: 9.9%
3M Co.	30,000	2,153,700
Bombardier, Inc., Class B	500,000	1,751,121
CCR SA	275,000	7,159,287
Cummins, Inc. (d)	268,698	21,941,879
Deere & Co.	753,900	48,679,323
Emerson Electric Co.	516,534	21,338,020
Expeditors International of Washington, Inc.	424,500	17,213,475
Ingersoll-Rand PLC	251,400	7,061,826
Nordson Corp.	408,800	16,245,712
Pentair, Inc.	145,000	4,641,450
Royal Philips	100,000	1,794,196
Stericycle, Inc. (a)	40,000	3,228,800
Timken Co.	363,800	11,939,916
Watsco, Inc.	50,000	2,555,000

		167,703,705

INFORMATION TECHNOLOGY: 14.8%
Altera Corp.	180,000	5,675,400
Autodesk, Inc. (a)	80,000	2,222,400
BMC Software, Inc. (a)	235,000	9,061,600
Citrix Systems, Inc. (a)	20,000	1,090,600
Cognizant Technology Solutions, Class A (a)	140,594	8,815,244
EMC Corp. (a)	2,516,899	52,829,710

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
F5 Networks, Inc. (a)	25,000	$1,776,250
Google, Inc., Class A (a)	25,260	12,993,239
IBM	110,000	19,253,300
InterDigital, Inc. (f)	45,000	2,096,100
Intuit, Inc. (a)	830,000	39,375,200
Juniper Networks, Inc. (a)	205,000	3,538,300
NetApp, Inc. (a)	220,000	7,466,800
Nintendo Co., Ltd.	42,500	6,244,846
Oracle Corp.	360,000	10,346,400
Qualcomm, Inc. (d)	1,030,900	50,132,667
Riverbed Technology, Inc. (a)	366,400	7,313,344
Teradata Corp. (a)	75,000	4,014,750
TSMC, ADR	430,399	4,919,460

		249,165,610

MATERIALS: 3.5%
Air Products & Chemicals, Inc.	40,000	3,054,800
Ecolab, Inc.	50,000	2,444,500
Molycorp, Inc. (a)	55,000	1,807,850
Nucor Corp.	300,000	9,492,000
Potash Corp. of Saskatchewan, Inc.	140,000	6,050,800
Rio Tinto PLC, ADR	357,200	15,745,376
Syngenta AG, ADR	330,000	17,117,100
Vale SA, ADR	185,000	4,218,000

		59,930,426

TELECOMMUNICATION SERVICES: 5.9%
America Movil SAB de CV, Series L, ADR (d)	1,221,334	26,967,055
American Tower Corp., Class A (a)(d)	811,867	43,678,445
Portugal Telecom SGPS SA	766,771	5,633,436
Vodafone Group PLC, ADR	948,700	24,334,154

		100,613,090

UTILITIES: 2.7%
Centerpoint Energy, Inc.	50,000	981,000
OGE Energy Corp.	15,100	721,629
Oneok, Inc. (f)	667,128	44,057,133

		45,759,762

TOTAL COMMON STOCKS (Cost $1,149,999,995)		1,163,835,645

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
EXCHANGE TRADED FUNDS: 0.5%
iShares Barclays TIPS Bond Fund	50,100	$5,726,430
SPDR Gold Shares (a)	15,250	2,410,720

TOTAL EXCHANGE TRADED FUNDS (Cost $6,431,144)		8,137,150

BONDS: 30.2%
CORPORATE BONDS: 14.8%
COMMUNITY INVESTMENT: 0.3%
Calvert Social Investment Foundation, 3.000%, 11/30/11	$1,500,000	1,500,059
Calvert Social Investment Foundation, 3.000%, 12/31/11	1,500,000	1,500,000
Self Help Venture Note, 4.228%, 01/28/15 (c)	2,000,000	2,000,298

		5,000,357

CONSUMER DISCRETIONARY: 0.7%
Best Buy Co., Inc., 3.750%, 03/15/16	2,396,000	2,324,947
Harley-Davidson Funding Corp., 144A, 5.250%, 12/15/12 (e)	3,000,000	3,109,749
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,490,968
VF Corp., 5.950%, 11/01/17	2,235,000	2,663,668

		11,589,332

CONSUMER STAPLES: 1.6%
Anheuser-Busch InBev Worldwide, 5.375%, 11/15/14	3,052,000	3,412,789
Anheuser-Busch InBev Worldwide, 3.625%, 04/15/15	1,175,000	1,259,096
Corn Products International, Inc., 3.200%, 11/01/15	500,000	513,016
Estee Lauder Co., Inc., 6.000%, 01/15/12	1,599,000	1,619,429
Estee Lauder Co., Inc., 7.750%, 11/01/13	5,000,000	5,641,620
Kellog Co., 4.150%, 11/15/19	2,000,000	2,212,544
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,378,747
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,999,290
Kraft Foods, Inc., 6.125%, 08/23/18	2,000,000	2,361,066

		26,397,597

ENERGY: 1.0%
Baker Hughes, Inc., 7.500%, 11/15/18	2,230,000	2,934,662
ConocoPhillips, 5.200%, 05/15/18	2,850,000	3,289,302
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,869,437
Southern Union Co., 7.200%, 11/01/66	2,600,000	2,210,000
Statoil ASA, 144A, 5.125%, 04/30/14 (e)	3,000,000	3,313,689
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	972,839

		17,589,929

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 4.9%
American Express Bank, FSB, 5.500%, 04/16/13	$2,000,000	$2,112,176
American Express Centurion Bank, 5.550%, 10/17/12	2,000,000	2,084,716
American Express Co., 7.000%, 03/19/18	1,000,000	1,184,600
American Express Credit Corp., 6.500%, 12/05/11 (i)(US)	5,000,000	4,843,252
American Express Travel, 144A, 5.250%, 11/21/11 (e)	2,000,000	2,010,248
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (e)	3,000,000	3,293,439
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,318,528
Bank of New York Mellon Corp., The, 2.950%, 06/18/15	3,000,000	3,122,670
BB&T Corp., 0.953%, 04/28/14	500,000	496,948
BB&T Corp., 6.850%, 04/30/19	2,000,000	2,476,160
Bear Stearns Cos. LLC, 6.950%, 08/10/12	2,000,000	2,098,776
Branch Banking & Trust Co./Wilson NC, 0.658%, 09/13/16	2,000,000	1,849,398
Credit Suisse New York, 5.000%, 05/15/13	4,855,000	5,019,720
Fifth Third Bank, 0.402%, 05/17/13	1,347,000	1,319,509
HSBC Holdings, PLC, 5.100%, 04/05/21	2,000,000	2,063,366
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,107,730
JPMorgan Chase & Co., 3.700%, 01/20/15	2,000,000	2,050,898
JPMorgan Chase & Co., 3.400%, 06/24/15	2,000,000	2,033,332
JPMorgan Chase & Co., 7.000%, 03/16/16 (i)(US)	3,000,000	2,937,116
JPMorgan Chase & Co., 4.400%, 07/22/20	1,000,000	1,013,573
JPMorgan Chase & Co., 5.250%, 05/27/21	2,000,000	1,997,402
JPMorgan Chase Bank N.A., 5.875%, 06/13/16	2,500,000	2,646,595
Monumental Global Funding, Ltd., 144A, 5.500%, 04/22/13 (e)	2,000,000	2,113,058
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,319,200
PNC Funding Corp., 5.250%, 11/15/15	2,000,000	2,146,488
Principal Life Global Funding I, 144A, 6.250%, 02/15/12 (e)	2,000,000	2,037,466
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,131,376
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,347,126
Prudential Financial, Inc., 5.560%, 11/02/20	3,000,000	3,004,560
State Street Corp., 4.956%, 03/15/18	4,010,000	4,249,116
Toyota Motor Credit Corp., 5.130%, 01/18/15	2,000,000	1,966,620
Willis North America, Inc., 5.625%, 07/15/15	4,895,000	5,326,161
Wilmington Trust Corp., 8.500%, 04/02/18	1,000,000	1,207,256

		82,928,579

HEALTH CARE: 2.5%
Agilent Technologies, Inc., 5.500%, 09/14/15	3,000,000	3,285,804
Becton, Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,077,853
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	3,066,703
Celgene Corp., 2.450%, 10/15/15	2,000,000	2,021,248
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,029,916
Express Scripts, Inc., 6.250%, 06/15/14	3,000,000	3,304,200

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
St. Jude Medical, Inc., 2.500%, 01/15/16	$5,000,000	$5,138,625
Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	2,000,000	2,290,470
Teva Pharmaceutical Finance III, 0.853%, 03/21/14	3,000,000	2,999,601
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,103,038
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,624,370
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	131,941
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,563,460
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,970,618
WellPoint Health Networks, Inc., 6.375%, 01/15/12	2,991,000	3,038,439

		42,646,286

INDUSTRIALS: 1.4%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (e)	2,505,000	2,871,729
CSX Corp., 7.375%, 02/01/19	2,000,000	2,537,650
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,183,083
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,568,816
Pentair, Inc., 5.000%, 05/15/21	4,050,000	4,237,612
Ryder System, Inc., 6.000%, 03/01/13	2,000,000	2,124,794
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,310,776
Union Pacific Corp., 5.375%, 05/01/14	2,000,000	2,207,658
Union Pacific Corp., 5.700%, 08/15/18	2,200,000	2,572,768
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,202,027

		23,816,913

INFORMATION TECHNOLOGY: 0.9%
Adobe Systems, Inc., 3.250%, 02/01/15	2,000,000	2,101,480
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,210,234
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,767,480
IBM Corp., 2.100%, 05/06/13	1,435,000	1,464,821
IBM Corp., 2.000%, 01/05/16	1,750,000	1,776,971
IBM Corp., 5.700%, 09/14/17	5,000,000	5,956,434

		15,277,420

MATERIALS: 0.3%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,084,696
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,549,831

		5,634,527

TELECOMMUNICATION SERVICES: 1.0%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(h)(MX)	52,000,000	4,095,197
American Tower Corp., 7.250%, 05/15/19	1,665,000	1,916,337
AT&T, Inc., 4.850%, 02/15/14	2,500,000	2,689,110

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TELECOMMUNICATION SERVICES, continued
Virgin Media Finance PLC, 6.500%, 01/15/18	$1,000,000	$1,067,500
Vodafone Group PLC, 6.750%, 01/10/13 (i)(UK)	3,000,000	2,961,078
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,442,053

		16,171,275

UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,520,749

TOTAL CORPORATE BONDS (Cost $236,106,216)		250,572,964

U.S. GOVERNMENT AGENCY BONDS: 4.1%
FEDERAL FARM CREDIT BANK (AGENCY): 0.6%
3.850%, 02/11/15	4,000,000	4,408,340
3.875%, 01/10/19	3,000,000	3,025,917
5.500%, 08/22/19	1,900,000	2,364,940

		9,799,197

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 1.2%
4.875%, 11/15/11	6,000,000	6,033,444
5.000%, 09/14/12	2,500,000	2,609,588
4.110%, 09/27/13	4,000,000	4,292,536
5.625%, 06/13/16	2,000,000	2,232,724
3.150%, 09/08/20	3,000,000	3,000,438
3.625%, 09/27/23	2,000,000	2,000,326

		20,169,056

FREDDIE MAC (AGENCY): 0.4%
1.375%, 01/09/13	1,000,000	1,013,528
0.500%, 09/28/16	3,000,000	2,993,874
1.500%, 10/25/17	3,000,000	3,001,152

		7,008,554

FANNIE MAE (AGENCY): 1.9%
4.000%, 01/28/13	7,000,000	7,326,081
4.000%, 04/02/13	3,000,000	3,163,095
2.050%, 04/20/15	1,650,000	1,659,882
3.000%, 08/17/15	3,000,000	3,030,696
1.000%, 12/07/15	2,489,000	2,492,183
2.000%, 03/10/16	3,000,000	3,097,926
3.000%, 10/25/16	2,000,000	2,027,642

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE (AGENCY), continued
2.200%, 10/27/17	$5,000,000	$5,142,825
3.000%, 07/14/22	3,750,000	3,752,239
		31,692,569

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $66,527,693)		68,669,376

GOVERNMENT BONDS: 0.8%
Canadian Government, 2.500%, 06/01/15 (g)(CA)	3,000,000	2,998,454
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,162,026
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,375,522
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,930,000

TOTAL GOVERNMENT BONDS (Cost $12,882,302)		14,466,002

MUNICIPAL BONDS: 2.2%
Alderwood Washington Water & Waste. Distr., 5.150%, 12/01/25	2,435,000	2,671,390
City of Chicago, Illinois G.O., 5.250%, 01/01/17	4,000,000	4,624,000
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,397,509
Florida State Board of Education, 5.000%, 06/01/16	3,050,000	3,491,274
Georgia, The State G.O., 5.000%, 05/01/23	2,000,000	2,364,140
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	4,280,760
Illinois State Toll Highway Authority, Series A-1, 5.000%, 01/01/23	2,000,000	2,152,480
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	2,128,440
Iowa Finance Authority Revolving Fund, 5.000%, 08/01/26	2,000,000	2,265,040
Massachusetts Water Resource Authority, 5.000%, 08/01/23	2,450,000	2,803,805
Metropolitan Washington DC Airport Authority, 4.625%, 10/01/24	3,000,000	3,211,470
New York State Dormitory Authority, Series A, 5.000%, 02/15/23	2,000,000	2,338,900
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,391,128

TOTAL MUNICIPAL BONDS (Cost $35,331,411)		38,120,336

U.S. TREASURY NOTES: 2.4%
3.375%, 06/30/13 (f)	1,000,000	1,054,375
1.875%, 07/15/13 (TIPS)	2,460,080	2,576,550
3.125%, 08/31/13 (f)	5,000,000	5,270,900
3.125%, 09/30/13	3,000,000	3,169,689
2.750%, 10/31/13 (f)	7,000,000	7,353,283
2.000%, 01/15/14 (TIPS)	3,667,980	3,896,084

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
1.875%, 07/15/15 (TIPS) (f)	$2,903,650	$3,191,065
2.000%, 01/15/16 (TIPS)	2,276,480	2,531,516
3.375%, 11/15/19	5,000,000	5,670,310
3.625%, 02/15/20 (f)	2,000,000	2,309,062
1.250%, 07/15/20 (TIPS)	4,143,600	4,577,708

TOTAL U.S. TREASURY NOTES (Cost $39,573,039)		41,600,542

MORTGAGE-BACKED SECURITIES: 5.9%
U.S. GOVERNMENT MORTGAGE-BACKED: 5.6%
GINNIE MAE (MORTGAGE BACKED): 0.6%
6.000%, 02/15/19	311,952	342,729
4.000%, 05/15/19	1,045,058	1,123,865
6.000%, 05/15/21	547,534	600,355
6.000%, 07/15/21	102,901	112,571
6.000%, 02/15/22	656,109	717,149
4.500%, 11/20/33	1,847,166	2,022,696
6.000%, 08/15/35	1,139,158	1,274,825
6.000%, 05/20/36	531,851	595,003
6.000%, 01/15/38	1,509,304	1,697,072
6.000%, 01/15/38	653,612	729,616
6.000%, 08/20/38	808,477	902,074

		10,117,955

FREDDIE MAC (MORTGAGE-BACKED): 1.5%
4.000%, 05/01/14	380,032	394,441
5.000%, 08/01/18	1,086,607	1,175,169
4.500%, 09/01/18	305,290	326,351
4.000%, 09/01/18	215,487	229,275
5.500%, 10/01/18	369,205	400,860
5.500%, 10/01/18	217,568	236,222
5.000%, 10/01/18	480,210	519,348
5.000%, 11/01/18	252,708	273,305
5.000%, 11/01/18	217,232	234,937
3.500%, 11/01/25	2,737,489	2,857,224
3.500%, 05/01/26	2,446,216	2,553,976
5.500%, 12/01/27	1,968,135	2,135,241
3.593%, 05/01/36	175,653	182,068
5.902%, 04/01/37	1,102,493	1,176,155
7.462%, 09/01/37	284,245	309,583
2.715%, 01/01/38	2,531,523	2,661,067
5.000%, 07/01/39	2,784,512	3,004,064

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FREDDIE MAC (MORTGAGE-BACKED), continued
5.000%, 08/01/39	$1,963,656	$2,112,209
5.500%, 10/01/39	2,218,668	2,417,101
3.500%, 01/01/41	1,830,764	1,882,274

		25,080,870

FANNIE MAE (MORTGAGE BACKED): 3.5%
5.500%, 11/01/11	1,336	1,348
5.000%, 01/01/14	237,206	250,842
5.000%, 02/01/14	160,495	169,721
4.500%, 07/01/18	1,217,175	1,304,207
3.500%, 09/01/18	736,493	788,373
3.500%, 10/01/18	89,262	95,550
3.500%, 10/01/18	476,716	510,297
5.000%, 11/01/18	35,704	38,636
5.000%, 11/01/18	256,166	277,205
5.000%, 11/01/18	374,807	405,590
5.000%, 02/01/19	1,039,790	1,125,186
4.500%, 11/01/19	804,306	862,068
5.000%, 03/01/20	704,326	761,731
5.000%, 10/01/20	1,322,969	1,441,544
3.500%, 01/01/21	2,675,106	2,814,972
5.000%, 10/01/23	701,803	767,144
3.500%, 10/01/25	2,577,062	2,695,779
3.500%, 01/01/26	2,832,654	2,963,145
3.500%, 02/01/26	2,509,836	2,624,672
3.500%, 08/01/26	5,949,916	6,222,151
3.500%, 08/01/26	3,452,493	3,610,459
6.000%, 09/25/30	590,023	592,278
6.500%, 06/01/32	283,940	319,551
5.000%, 12/01/33	3,046,604	3,294,553
2.675%, 12/01/33	198,775	209,781
2.354%, 12/01/33	480,026	505,198
6.000%, 02/01/34	677,718	752,839
2.285%, 05/01/34	1,483,477	1,560,971
2.475%, 07/01/34	2,903,552	3,061,270
2.884%, 01/01/35	926,884	979,269
1.995%, 03/01/35	911,233	946,675
4.567%, 06/01/35	410,222	431,510
5.500%, 10/01/35	1,836,566	2,005,415
6.000%, 04/01/36	90,957	101,721
6.000%, 04/01/36	311,679	343,987

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE(MORTGAGE-BACKED), continued
2.306%, 05/01/36	$486,135	$512,474
5.490%, 06/01/37	712,113	744,892
6.000%, 03/01/39	1,759,559	1,931,501
5.000%, 03/01/39	2,760,721	3,036,304
4.500%, 09/01/40	2,225,707	2,364,929
4.500%, 01/01/41	2,921,071	3,103,790
6.000%, 01/25/41	695,109	700,062
4.000%, 02/01/41	2,917,072	3,062,287

		60,291,877

COMMERCIAL MORTGAGE-BACKED: 0.3%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	2,147,649
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,160,556

		4,308,205

TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,698,278)		99,798,907

TOTAL BONDS (Cost $486,118,939)		513,228,127

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 1.250%, 05/07/12	100,000	100,000
Urban Partnership Bank, 0.650%, 10/01/11	248,000	248,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $262,345)	262,345	262,345

TIME DEPOSIT: 0.6%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/11	10,733,000	10,733,000

TOTAL TIME DEPOSIT (Cost $10,733,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.6%
SSgA Institutional U.S. Government Money Market Fund (Cost $27,191,366)	27,191,366	27,191,366

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
TOTAL INVESTMENTS: 101.5% (Cost $1,681,084,789)		$1,723,735,633

Payable upon return of securities loaned - (Net): -1.6%		(27,191,366)

Other assets and liabilities - (Net): 0.1%		2,054,181

Net Assets: 100.0%		$1,698,598,448

(a)	Non income producing security.
(b)	Illiquid security.
(c)	Fair Valued security.
(d)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Security or partial position of this security was on loan as of September 30, 2011. The total market value of securities on loan as of September 30, 2011 was $58,124,834.
(g)	Principal amount is in Canadian dollars; value is in U.S. dollars.
(h)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(i)	Principal amount is in Australian dollars; value is in U.S. dollars.

ADR - American Depository Receipt

CA - Canada

LP - Limited Partnership

MX - Mexico

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

UK - United Kingdom

US - United States

Pax World Balanced Fund	Schedule of Investments (Unaudited) September 30, 2011

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
America Movil SAB de CV, Series L expires January 2012, exercise price $28.75	2,000	$(14,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $173,938)		$(14,000)

PUTS:
American Express Co. expires January 2012, exercise price $40.00	300	$(79,500)
American Tower Corp., Class A expires October 2011, exercise price $43.00	300	(4,500)
Best Buy Co., Inc. expires January 2012, exercise price $27.00	300	(136,500)
BlackRock, Inc. expires October 2011, exercise price $135.00	100	(28,500)
Human Genome Sciences, Inc. expires January 2012, exercise price $17.50	300	(120,900)
Intel Corp. expires January 2012, exercise price $20.00	500	(64,000)
iPATH S&P 500 VIX M/T Futures ETN expires January 2012, exercise price $45.00	300	(54,000)
Microsoft Corp. expires January 2012, exercise price $22.50	1,000	(108,000)
PepsiCo., Inc. expires January 2012, exercise price $55.00	500	(76,000)
Procter & Gamble Co., The expires January 2012, exercise price $55.00	300	(35,700)
Quicksilver Resources, Inc. expires January 2012, exercise price $12.50	500	(165,000)
St. Jude Medical, Inc. expires January 2012, exercise price $42.50	500	(320,000)
Verizon Communications, Inc. expires October 2011, exercise price $30.00	500	(3,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $836,987)		$(1,195,600)

Pax World Growth Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 96.6%
CONSUMER DISCRETIONARY: 11.9%
Amazon.com, Inc. (a)	5,500	$1,189,265
Autoliv, Inc. (c)	14,900	722,650
BorgWarner, Inc. (a)	21,800	1,319,554
Coach, Inc.	18,500	958,855
Darden Restaurants, Inc.	30,000	1,282,500
GameStop Corp., Class A (a)(c)	42,000	970,200
Lowe’s Cos., Inc.	33,783	653,363
Macy’s, Inc.	52,000	1,368,640
Marriott International, Inc., Class A	36,500	994,260
NIKE, Inc., Class B	18,210	1,557,137
VF Corp.	15,900	1,932,168

		12,948,592

CONSUMER STAPLES: 8.9%
General Mills, Inc.	61,500	2,365,905
Kimberly-Clark Corp. (c)	22,000	1,562,220
PepsiCo, Inc.	33,680	2,084,792
Procter & Gamble Co., The	29,100	1,838,538
Whole Foods Market, Inc.	27,250	1,779,698

		9,631,153

ENERGY: 9.1%
Baker Hughes, Inc.	27,000	1,246,320
Devon Energy Corp.	27,794	1,540,899
Hess Corp.	18,500	970,510
Lufkin Industries, Inc.	16,784	893,077
Noble Corp. (a)	40,000	1,174,000
Southwestern Energy Co. (a)(c)	42,000	1,399,860
Statoil ASA, ADR (c)	73,000	1,573,150
Talisman Energy, Inc. (c)	82,500	1,012,275

		9,810,091

FINANCIALS: 6.4%
ACE, Ltd.	23,700	1,436,220
CB Richard Ellis Group, Inc., Class A (a)	61,500	827,790
Digital Realty Trust, Inc., REIT (c)	18,600	1,025,976
JPMorgan Chase & Co.	32,625	982,665
Plum Creek Timber Co., Inc., REIT (c)	42,250	1,466,498
State Street Corp.	38,000	1,222,080

		6,961,229

HEALTH CARE: 13.3%
Agilent Technologies, Inc. (a)	34,250	1,070,313

Pax World Growth Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Alexion Pharmaceuticals, Inc. (a)	14,516	$929,895
Celgene Corp. (a)	16,250	1,006,200
Express Scripts, Inc. (a)	24,750	917,483
Gen-Probe, Inc. (a)	17,250	987,563
Mylan, Inc. (a)	35,000	595,000
Roche Holding AG	10,650	1,720,102
St. Jude Medical, Inc.	29,500	1,067,605
Teva Pharmaceutical Industries, Ltd., ADR	31,750	1,181,735
Thermo Fisher Scientific, Inc. (a)	40,712	2,061,655
Thoratec Corp. (a)	29,500	962,880
United Therapeutics Corp. (a)	17,450	654,201
Volcano Corp. (a)	42,500	1,259,275

		14,413,907

INDUSTRIALS: 12.9%
3M Co.	23,900	1,715,780
Cummins, Inc.	13,950	1,139,157
Expeditors International of Washington, Inc.	40,000	1,622,000
Landstar System, Inc.	22,000	870,320
Pall Corp.	31,875	1,351,500
Quanta Services, Inc. (a)	52,200	980,838
Roper Industries, Inc.	21,500	1,481,565
Stanley Black & Decker, Inc. (c)	26,500	1,301,150
Terex Corp. (a)	47,500	487,350
Union Pacific Corp.	18,750	1,531,313
United Parcel Service, Inc., Class B	24,251	1,531,451

		14,012,424

INFORMATION TECHNOLOGY: 28.2% (b)
Aruba Networks, Inc. (a)(c)	52,500	1,097,775
ASML Holding NV	33,500	1,157,090
BMC Software, Inc. (a)	38,500	1,484,560
Brocade Communications Systems, Inc. (a)	216,000	933,120
Cisco Systems, Inc.	48,500	751,265
Citrix Systems, Inc. (a)	16,500	899,745
Cognizant Technology Solutions, Class A (a)	30,250	1,896,675
EMC Corp. (a)	77,000	1,616,230
Google, Inc., Class A (a)	5,250	2,700,494
IBM	15,067	2,637,177
Intuit, Inc. (a)	35,500	1,684,120
Juniper Networks, Inc. (a)	47,750	824,165
NetApp, Inc. (a)	33,350	1,131,899
Netgear, Inc. (a)	32,250	834,953

Pax World Growth Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Nuance Communications, Inc. (a)	55,000	$1,119,800
Oracle Corp.	45,750	1,314,855
Qualcomm, Inc.	42,000	2,042,460
Red Hat, Inc. (a)	28,500	1,204,410
Riverbed Technology, Inc. (a)	32,300	644,708
Salesforce.com, Inc. (a)	5,300	605,684
SolarWinds, Inc. (a)	37,000	814,740
SuccessFactors, Inc. (a)(c)	32,730	752,463
Texas Instruments, Inc.	48,500	1,292,525
Trimble Navigation, Ltd. (a)	32,875	1,102,956

		30,543,869

MATERIALS: 3.4%
Nucor Corp.	33,000	1,044,120
Rio Tinto PLC, ADR (c)	19,500	859,560
Syngenta AG, ADR	24,150	1,252,660
Wacker Chemie AG	6,170	547,772

		3,704,112

TELECOMMUNICATION SERVICES: 1.4%
Vodafone Group PLC, ADR	59,838	1,534,845

UTILITIES: 1.1%
American Water Works Co., Inc.	38,904	1,174,123

TOTAL COMMON STOCKS (Cost $95,824,712)		104,734,345

TIME DEPOSIT: 3.5%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/11	$3,758,000	3,758,000

TOTAL TIME DEPOSIT (Cost $3,758,000)
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 4.5%
SSgA Institutional U.S. Government Money Market Fund (Cost $4,893,817)	4,893,817	4,893,817

TOTAL INVESTMENTS: 104.6% (Cost $104,476,529)		113,386,162

Pax World Growth Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
Payable upon return of securities loaned - (Net): -4.5%		$(4,893,817)
Other assets and liabilities - (Net): -0.1%		(95,568)

Net Assets: 100.0%		$108,396,777

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector. Fund meets diversification requirements.
(c)	Security or partial position of this security was on loan as of September 30, 2011. The total market value of securities on loan as of September 30, 2011 was $8,663,451.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Pax World Small Cap Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK: 100.2%
CONSUMER DISCRETIONARY: 15.7%
Bravo Brio Restaurant Group, Inc. (a)	20,000	$332,800
GameStop Corp., Class A (a)	26,000	600,599
interCLICK, Inc. (a)	11,789	65,429
Jamba, Inc. (a)	295,600	381,324
McCormick & Schmick’s Seafood Restaurant (a)	19,056	131,868
Meritage Homes Corp. (a)	4,000	60,560
Pool Corp.	10,000	261,800
Ruby Tuesday, Inc. (a)	17,230	123,367

		1,957,747

ENERGY: 6.5%
Comstock Resources, Inc. (a)	2,000	30,920
Contango Oil & Gas Co. (a)	3,500	191,485
Oasis Petroleum, Inc. (a)	7,000	156,310
Range Resources Corp.	7,500	438,450

		817,165

FINANCIALS: 20.5%
F.N.B. Corp.	14,390	123,322
Hercules Technology Growth Capital, Inc.	60,351	514,191
Horizon Technology Finance Corp.	10,410	152,611
ProAssurance Corp. (a)	6,648	478,789
Tower Group, Inc.	7,000	160,020
United Financial Bancorp, Inc.	39,697	543,452
Westwood Holdings Group, Inc.	16,761	579,092

		2,551,477

HEALTH CARE: 22.1%
Align Technology, Inc. (a)	15,000	227,550
Bio-Reference Labs, Inc. (a)	10,000	184,100
CardioNet, Inc. (a)	58,400	175,200
Ligand Pharmaceuticals, Inc., Class B (a)	14,000	191,520
Natus Medical, Inc. (a)	48,460	460,855
Pharmaceutical Product Development, Inc.	17,000	436,220
SonoSite, Inc. (a)	9,896	300,245
Vascular Solutions, Inc. (a)	57,243	655,432
Viropharma, Inc. (a)	7,000	126,490

		2,757,612

INDUSTRIALS: 8.3%
Intersections, Inc.	10,000	128,500
JetBlue Airways Corp. (a)	30,000	123,000
Pentair, Inc.	10,000	320,100

Pax World Small Cap Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS, continued
Watsco, Inc.	9,000	$459,900

		1,031,500

INFORMATION TECHNOLOGY: 22.8%
ePlus, Inc. (a)	8,673	213,963
InterDigital, Inc.	11,000	512,380
Keynote Systems, Inc.	10,000	211,300
MICROS Systems, Inc. (a)	2,000	87,820
Netgear, Inc. (a)	20,000	517,800
NVE Corp. (a)	2,500	151,650
Open Text Corp. (a)	2,500	130,300
TheStreet, Inc.	245,678	486,442
Westell Technologies, Inc., Class A (a)	248,304	536,337

		2,847,992

TELECOMMUNICATION SERVICES: 3.3%
AboveNet, Inc.	6,700	359,120
HickoryTech Corp.	5,000	48,100

		407,220

UTILITIES: 1.0%
Laclede Group, Inc., The	3,200	124,000

TOTAL COMMON STOCKS (Cost $14,742,190)		12,494,713

TIME DEPOSIT: 3.7%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/11	$462,000	462,000

TOTAL TIME DEPOSIT (Cost $462,000)
TOTAL INVESTMENTS: 103.9% (Cost $15,204,190)		12,956,713
Other assets and liabilities - (Net): -3.9%		(481,475)

Net Assets: 100.0%		$12,475,238

(a)	Non-income producing security.

Pax World International Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 97.2%
AUSTRALIA: 2.2%
National Australia Bank, Ltd.	32,500	$690,344

AUSTRIA: 1.5%
OMV AG	15,516	461,856

BELGIUM: 2.6%
Anheuser-Busch InBev NV	15,600	828,034

BRAZIL: 2.6%
CCR SA	12,800	333,232
Natura Cosmeticos SA	29,100	495,254

		828,486

CANADA: 3.6%
Bombardier, Inc., Class B	117,800	412,564
Rogers Communications, Inc., Class B	21,800	746,222

		1,158,786

CHINA: 0.3%
Trina Solar, Ltd., ADR (a)	18,300	111,264

FINLAND: 2.3%
Fortum Oyj	31,400	739,120

FRANCE: 4.5%
AXA SA	41,400	538,609
Mersen	6,630	262,400
Neopost SA	4,400	322,632
Veolia Environnement SA, ADR	21,700	315,952

		1,439,593

GERMANY: 5.7%
Bayerische Motoren Werke AG	6,000	396,367
Linde AG	2,700	361,296
Metro AG	19,000	806,524
Wacker Chemie AG	2,650	235,267

		1,799,454

HONG KONG: 2.3%
Chaoda Modern Agriculture (Holdings), Ltd.	710,000	100,290
Esprit Holdings, Ltd.	128,800	156,805
Sun Hung Kai Properties, Ltd.	42,000	481,824

		738,919

Pax World International Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
IRELAND: 0.7%
Kingspan Group PLC	28,600	$234,729

ISRAEL: 2.2%
Teva Pharmaceutical Industries, Ltd., ADR	18,600	692,292

JAPAN: 17.3%
Canon, Inc., ADR	8,150	368,869
Central Japan Railway Co.	51	445,067
Daiseki Co., Ltd.	17,000	336,414
Eisai Co., Ltd.	17,400	702,064
Hoya Corp.	19,600	454,417
Kao Corp.	26,200	729,783
Komatsu, Ltd.	28,000	603,681
Kurita Water Industries, Ltd.	12,000	336,396
Nintendo Co., Ltd.	2,300	337,956
Nippon Building Fund, Inc., REIT	40	414,092
Nippon Electric Glass Co., Ltd.	27,000	245,349
Tokuyama Corp.	69,000	239,004
Yamatake Corp.	14,000	299,659

		5,512,750

LUXEMBOURG: 1.1%
Tenaris SA, ADR	13,350	339,758

NETHERLANDS: 4.1%
Koninklijke KPN NV	66,000	869,288
Royal Philips	24,500	439,578

		1,308,866

NORWAY: 4.2%
Statoil ASA, ADR	62,100	1,338,255

PHILIPPINES: 0.9%
Philippine Long Distance Telephone, ADR	5,500	272,415

POLAND: 2.0%
PZU (a)	6,720	633,353

PORTUGAL: 1.0%
Portugal Telecom SGPS SA, ADR	43,300	313,925

SINGAPORE: 4.7%
DBS Group Holdings, Ltd.	65,000	582,858

Pax World International Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK, continued
SINGAPORE, continued
Hyflux, Ltd.	236,000	$266,331
SingTel	265,000	638,791

		1,487,980

SPAIN: 3.5%
BBVA, ADR	64,300	522,759
Gamesa Corp. Tecnologica SA	1	3
Repsol YPF SA	22,800	601,892

		1,124,654

SWEDEN: 2.8%
Hennes & Mauritz AB, B Shares	29,600	886,278

SWITZERLAND: 6.5%
Adecco SA (a)	6,200	244,370
Credit Suisse Group AG, ADR	18,000	472,320
Roche Holding AG	5,520	891,546
Syngenta AG, ADR	8,600	446,082

		2,054,318

TAIWAN: 0.7%
TSMC, ADR	19,676	224,897

TURKEY: 3.7%
Mardin Cimento Sanayii ve Tica AS	93,000	310,970
Turkiye Halk Bankasi AS	122,600	874,982

		1,185,952

UNITED KINGDOM: 14.2%
BG Group PLC	31,400	600,953
Game Group PLC	1,167,000	430,959
HSBC Holdings PLC, ADR	11,700	445,068
Pennon Group PLC	31,400	328,975
Reed Elsevier PLC	77,206	591,090
Rio Tinto PLC, ADR	15,740	693,819
Sage Group PLC, The	64,500	255,808
Standard Chartered PLC	28,500	568,603
Unilever PLC	19,400	607,688

		4,522,963

TOTAL COMMON STOCKS (Cost $36,614,312)		30,929,241

Pax World International Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
EXCHANGE TRADED FUNDS: 2.7%
UNITED STATES: 2.7%
SPDR Gold Shares (a)	5,450	$861,536

TOTAL EXCHANGE TRADED FUNDS (Cost $637,625)		861,536

TOTAL INVESTMENTS: 99.9% (Cost $37,251,937)		31,790,777

Other assets and liabilities - (Net): 0.1%		46,956

Net Assets: 100.0%		$31,837,733

(a)	Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Pax World International Fund	Schedule of Investments (Unaudited) September 30, 2011

SUMMARY OF INVESTMENTS BY SECTOR

PERCENT OF NET ASSETS	VALUE	PERCENT OF NET ASSETS
CONSUMER DISCRETIONARY	$2,461,500	7.7%
CONSUMER STAPLES	3,567,574	11.2%
ENERGY	3,342,713	10.5%
FINANCIALS	6,224,811	19.6%
HEALTH CARE	2,285,903	7.2%
INDUSTRIALS	3,648,434	11.5%
INFORMATION TECHNOLOGY	2,620,850	8.2%
MATERIALS	2,286,438	7.2%
TELECOMMUNICATIONS SERVICES	2,840,640	8.9%
UTILITIES	1,650,378	5.2%
EXCHANGE TRADED FUNDS	861,536	2.7%
Other assets and liabilities - (Net)	46,956	0.1%
TOTAL	$31,837,733	100.0%

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 0.5%
COMMON STOCK: 0.2%
CONSUMER CYCLICAL: 0.1%
Game Group PLC	1,286,902	$475,237

FINANCE & INVESTMENT: 0.1%
Hercules Technology Growth Capital, Inc.	56,011	477,214

TOTAL COMMON STOCKS (Cost $1,550,759)		952,451

PREFERRED STOCK: 0.3%
REAL ESTATE: 0.3%
Health Care REIT, Inc., 7.625% (f)	42,588	1,087,272

TOTAL PREFERRED STOCK (Cost $991,227)		1,087,272

TOTAL STOCKS (Cost $2,541,986)		2,039,723

EXCHANGE TRADED FUNDS: 2.8%
ProShares UltraShort Euro (g)(h)	588,131	11,339,166

TOTAL EXCHANGE TRADED FUNDS (Cost $10,693,711)		11,339,166

CORPORATE BONDS: 92.2%
AUTOMOTIVE: 1.1%
Pinafore LLC/Inc., 144A, 9.000%, 10/01/18 (a)	$4,590,000	4,727,700

BASIC INDUSTRY: 5.2%
Kinove German Bondco GmbH, 144A, 9.625%, 06/15/18 (a)	1,500,000	1,365,000
Longview Fibre Paper & Packaging, Inc., 144A, 8.000%, 06/01/16 (a)	2,100,000	2,047,500
Mirabela Nickel, Ltd, 144A, 8.750%, 04/15/18 (a)	5,000,000	4,075,000
Nexeo Solutions LLC/Corp, 144A, 8.375%, 03/01/18 (a)	6,000,000	5,955,000
PE Paper Escrow GmbH, 144A, 12.000%, 08/01/14 (a)	2,500,000	2,631,250
Ply Gem Industries, Inc., 8.250%, 02/15/18 (f)	6,197,000	5,081,540

		21,155,290

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued
CAPITAL GOODS: 4.7%
Altra Holdings, Inc., 8.125%, 12/01/16	$3,530,000	$3,618,250
Coleman Cable, Inc., 9.000%, 02/15/18	4,000,000	3,920,000
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)	6,000,000	5,072,712
Park-Ohio Industries, Inc., 8.125%, 04/01/21	7,000,000	6,580,000

		19,190,962

CONSUMER CYCLICAL: 8.8%
Brown Shoe Co., Inc., 7.125%, 05/15/19	5,000,000	4,250,000
Fiesta Restaurant Group., 144A, 8.875%, 08/15/16 (a)	1,000,000	977,500
Gymboree Corp., The, 9.125%, 12/01/18 (f)	1,000,000	745,000
Human Touch LLC, 144A, 15.000%, 03/30/14 (a)(b)(e)	345,343	0
Icon Health & Fitness, Inc., 144A, 11.875%, 10/15/16 (a)	6,950,000	6,359,250
Levi Strauss & Co., 7.625%, 05/15/20 (f)	5,100,000	4,768,500
Perry Ellis International, Inc., 7.875%, 04/01/19	1,500,000	1,530,000
Quiksilver, Inc., 6.875%, 04/15/15 (f)	7,150,000	6,399,250
Sally Holdings LLC/Capital, Inc., 10.500%, 11/15/16	6,000,000	6,225,000
Susser Holdings & Finance Corp., 8.500%, 05/15/16	100,000	104,625
Wallace Theater Holdings, Inc., 144A, 12.500%, 06/15/13 (a)(b)	2,500,000	2,456,250
YCC Holdings LLC/Yankee Finance, 10.250%, 02/15/16	2,500,000	2,137,500

		35,952,875

CONSUMER NON-CYCLICAL: 4.6%
Easton-Bell Sports, Inc., 9.750%, 12/01/16	4,750,000	4,987,500
Fage Dairy Industry SA, 144A, 9.875%, 02/01/20 (a)	6,250,000	5,625,000
Foodcorp, Ltd., 144A, 8.750%, 03/01/18 (a)(c)(SA)	5,000,000	5,727,431
Libbey Glass, Inc., 10.000%, 02/15/15	115,000	121,037
Roadhouse Financing, Inc., 10.750%, 10/15/17	2,500,000	2,331,250

		18,792,218

ENERGY: 11.2%
Chaparral Energy, Inc., 8.875%, 02/01/17	5,000,000	4,875,000
Chaparral Energy, Inc., 9.875%, 10/01/20	4,000,000	4,020,000
CGG Veritas, 9.500%, 05/15/16	1,000,000	1,030,000
CGG Veritas, 144A, 6.500%, 06/01/21 (a)	500,000	452,500
Crosstex Energy LP, 8.875%, 02/15/18	1,000,000	1,030,000
Goodrich Petroleum Corp., 144A, 8.875%, 03/15/19 (a)	7,000,000	6,790,000
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	6,000,000	6,120,000
Parker Drilling Co., 9.125%, 04/01/18	500,000	507,500
Penn Virginia Corp , 10.375%, 06/15/16	6,000,000	6,315,000
Penn Virginia Corp., 7.250%, 04/15/19	500,000	465,000
PHI, Inc., 8.625%, 10/15/18	6,875,000	6,806,250
Quicksilver Resources, Inc., 9.125%, 08/15/19	1,000,000	985,000
Rosetta Resources, Inc., 9.500%, 04/15/18	6,500,000	6,662,500

		46,058,750

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued
FINANCE & INVESTMENT: 0.2%
Hercules Technology Growth Capital, Inc., 144A, 6.000%, 04/15/16 (a)	$1,000,000	$871,250

HEALTH CARE: 15.2%
Alere, Inc., 8.625%, 10/01/18	1,000,000	910,000
Alliance Healthcare Services, Inc., 8.000%, 12/01/16	6,000,000	4,710,000
AMGH Merger Sub, Inc., 144A, 9.250%, 11/01/18 (a)	6,100,000	6,130,500
Aptalis Pharma, Inc., 12.750%, 03/01/16	6,500,000	6,597,500
Biomet, Inc., 11.625%, 10/15/17	6,000,000	6,255,000
Bioscrip, Inc., 10.250%, 10/01/15	6,019,000	6,049,095
Community Health Systems, Inc., 8.875%, 07/15/15 (f)	4,000,000	3,940,000
Endo Pharmaceuticals Holdings, Inc., 144A, 7.250%, 01/15/22 (a)	500,000	503,750
ExamWorks Group, Inc., 144A, 9.000%, 07/15/19 (a)	250,000	235,000
Hanger Orthopedic Group, Inc., 7.125%, 11/15/18	3,830,000	3,753,400
HCA Holdings, Inc., 144A, 7.750%, 05/15/21 (a)(f)	3,000,000	2,827,500
HCA, Inc., 9.875%, 02/15/17	163,000	176,855
Health Management Association, Inc., 6.125%, 04/15/16	4,000,000	3,950,000
IASIS Healthcare LLC, 144A, 8.375%, 05/15/19 (a)	1,000,000	815,000
Inventiv Health, Inc., 144A, 10.000%, 08/15/18 (a)	6,250,000	5,531,250
Medimpact Holdings, Inc., 144A, 10.500%, 02/01/18 (a)	3,500,000	3,281,250
StoneMor/Cornerstone/Osiris, 10.250%, 12/01/17	7,000,000	6,737,500

		62,403,600

MEDIA: 9.5%
AMC Networks, Inc., 144A, 7.750%, 07/15/21 (a)	250,000	257,500
American Reprographics Co., 10.500%, 12/15/16 (b)	5,275,000	4,773,875
Gannett Co, Inc., 7.125%, 09/01/18	5,500,000	5,238,750
McClatchy Co., The, 11.500%, 02/15/17	3,500,000	3,053,750
MDC Partners, Inc., 11.000%, 11/01/16	7,250,000	7,866,250
Nielsen Finance LLC, 11.500%, 05/01/16	3,575,000	4,075,500
Valassis Communications, Inc., 6.625%, 02/01/21	5,000,000	4,700,000
Virgin Media Finance PLC, 8.375%, 10/15/19	2,500,000	2,668,750
Warner Music Group Corp., 144A, 11.500%, 10/01/18 (a)	500,000	462,500
XM Satellite Radio, Inc., 144A, 13.000%, 08/01/13 (a)	3,000,000	3,375,000
XM Satellite Radio, Inc., 144A, 7.000%, 12/01/14 (a)	2,000,000	2,340,000

		38,811,875

REAL ESTATE: 1.5%
Kennedy-Wilson, Inc., 144A, 8.750%, 04/01/19 (a)	6,400,000	6,000,000

SERVICES: 12.2%
Cardtronics, Inc., 8.250%, 09/01/18	4,330,000	4,524,850
Desarrolladora Homex SAB de CV, 144A, 9.500%, 12/11/19 (a)	6,000,000	5,580,000

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued
SERVICES, continued
Hertz Corp., The, 7.375%, 01/15/21	$1,000,000	$918,750
Interactive Data Corp., 10.250%, 08/01/18	4,000,000	4,320,000
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	4,750,000	4,536,250
Marquette Transportation Co./Finance, 10.875%, 01/15/17	4,200,000	4,068,750
Mobile Mini, Inc., 7.875%, 12/01/20	250,000	241,250
Navios Maritime Acquisition Corp., 8.625%, 11/01/17 (f)	4,000,000	3,350,000
Ship Finance International, Ltd., 8.500%, 12/15/13	6,000,000	5,820,000
Stream Global Services, Inc., 11.250%, 10/01/14	6,760,000	6,945,900
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14	5,310,000	5,150,700
United Maritime LLC/Corp., 11.750%, 06/15/15	2,000,000	2,030,000
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	2,500,000	2,525,000

		50,011,450

TECHNOLOGY & ELECTRONICS: 4.2%
Advanced Micro Devices, Inc., 7.750%, 08/01/20 (f)	500,000	492,500
Eagle Parent, Inc., 144A, 8.625%, 05/01/19 (a)	6,250,000	5,687,500
Evertec, Inc., 11.000%, 10/01/18	6,000,000	6,270,000
Spansion LLC, 144A, 7.875%, 11/15/17 (a)	5,000,000	4,925,000

		17,375,000

TELECOMMUNICATIONS: 12.8%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	1,968,845
Axtel SAB de CV, 144A, 9.000%, 09/22/19 (a)(f)	3,000,000	2,550,000
Digicel Group, Ltd., 144A, 8.875%, 01/15/15 (a)	4,000,000	3,820,000
Digicel, Ltd., 144A, 12.000%, 04/01/14 (a)	2,000,000	2,210,000
Equinix, Inc., 3.000%, 10/15/14	2,000,000	2,102,500
Maxcom Telecomunicacione SA, 11.000%, 12/15/14	6,000,000	3,960,000
MetroPCS Wireless, Inc., 7.875%, 09/01/18	5,100,000	4,972,500
NII Capital Corp., 10.000%, 08/15/16	5,000,000	5,500,000
NII Capital Corp., 8.875%, 12/15/19	2,000,000	2,095,000
NII Capital Corp., 7.625%, 04/01/21	500,000	498,750
Pacnet, Ltd., 144A, 9.250%, 11/09/15 (a)(f)	6,745,000	5,969,325
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	6,872,740
Wind Acquistion Finance SA, 144A, 11.750%, 07/15/17 (a)(c)(LU)	3,000,000	3,335,977
Zayo Group LLC/Zayo Cap, 10.250%, 03/15/17	6,250,000	6,546,874

		52,402,511

UTILITY: 1.0%
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	486,700	475,374
Intergen NV, 144A, 9.000%, 06/30/17 (a)	3,000,000	3,067,500
Ormat Funding Corp., 8.250%, 12/30/20 (b)	577,391	542,746

		4,085,620

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued

TOTAL CORPORATE BONDS (Cost $396,100,508)		$377,839,101

WARRANTS: 0.0%
Interactive Health, 04/01/11 (b)(e)	2,495	0

TOTAL WARRANTS (Cost $0)

CERTIFICATES OF DEPOSIT: 0.2%
One California Bank, FSB CDARS, 0.170%, 11/25/11	$100,000	100,000
One PacificCoast Bank, 1.810%, 01/21/12	200,000	200,000
One PacificCoast Bank, 4.470%, 05/10/12	100,000	100,000
Self Help Credit Union, 1.300%, 01/14/12	100,000	100,000
Urban Partnership Bank, 0.650%, 07/01/12	100,564	100,564
Urban Partnership Bank, 0.650%, 08/03/12	100,000	100,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $700,564)		700,564

TIME DEPOSIT: 3.0%
State Street Euro Dollar Time Deposit, 0.010%, 07/01/11	12,474,000	12,474,000

TOTAL TIME DEPOSIT (Cost $12,474,000)
SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 4.0%
SSgA Institutional U.S. Government Money Market Fund (Cost $16,504,783)	16,504,783	16,504,783

TOTAL INVESTMENTS: 102.7% (Cost $439,015,552)		420,897,337

Securities Sold Short
(Proceeds $342,461) (Net): -0.1%		(322,056)
Payable upon return of securities loaned - (Net): -4.0%		(16,504,783)
Other assets and liabilities - (Net): 1.4%		6,178,628

Net Assets: 100.0%		$410,249,126

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) September 30, 2011

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Principal amount is in Euro Dollars; value is in U.S. dollars.
(d)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(e)	Fair Valued security.
(f)	Security or partial position of this security was on loan as of September 30, 2011. The total market value of securities on loan as of September 30, 2011 was $15,980,432.
(g)	Non-income producing security.
(h)	Security or partial position of this security has been segregated by the custodian to cover options contracts.

LP - Limited Partnership
LU - Luxembourg
MX - Mexico
REIT - Real Estate Investment Trust
SA - South Africa

SCHEDULE OF SECURITIES SHORT SOLD	SHARES	VALUE
COMMON STOCK:
FINANCE & INVESTMENT:
Hercules Technology Growth Capital, Inc.	(37,800)	$(322,056)

TOTAL SECURITIES SOLD SHORT (Proceeds $342,461)		$(322,056)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
PUTS:
AT&T, Inc. expires January 2013, exercise price $22.50	1,000	$(187,000)

TOTAL WRITTEN PUTS OPTIONS (Premiums Received $176,198)		$(187,000)

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 94.0%
CONSUMER DISCRETIONARY: 7.3%
Bayerische Motoren Werke AG	4,500	$297,275
Brown Shoe Co., Inc. (c)	86,500	615,880
Hennes & Mauritz AB, B Shares	17,400	520,988
Johnson Controls, Inc.	9,500	250,515
Marks & Spencer Group PLC	70,000	340,868
NIKE, Inc., Class B	2,000	171,020
Sirius XM Radio, Inc. (a)(c)	155,000	234,050

		2,430,596

CONSUMER STAPLES: 13.4%
General Mills, Inc.	13,000	500,110
Mead Johnson Nutrition Co.	5,200	357,916
Metro AG	18,100	768,321
PepsiCo, Inc.	5,000	309,500
Reckitt Benckiser Group PLC	13,000	658,684
Shiseido Co., Ltd.	35,000	678,775
Tootsie Roll Industries, Inc. (c)	21,709	523,621
Unilever PLC, ADR	21,500	670,585

		4,467,512

ENERGY: 10.9%
Baker Hughes, Inc. (b)	9,700	447,752
BG Group PLC	31,000	593,297
Chevron Corp.	3,500	323,820
Noble Corp. (a)(b)	16,200	475,470
Sasol Ltd., ADR	3,800	154,280
Statoil ASA, ADR (c)	47,000	1,012,850
Suncor Energy, Inc. (b)	15,500	394,320
Talisman Energy, Inc.	18,000	220,860

		3,622,649

FINANCIALS: 12.4%
American Express Co.	9,000	404,100
Banco Santander Chile, ADR	2,079	152,765
Bank of New York Mellon Corp., The	30,500	566,995
BlackRock, Inc. (b)	5,200	769,652
Fifth Third Bancorp	30,000	303,000
HSBC Holdings PLC, ADR	9,000	342,360
National Australia Bank, Ltd.	19,500	414,206
PZU (a)	3,000	282,747
Royal Bank of Canada (Canadian)	7,000	321,042
Standard Chartered PLC	28,843	575,446

		4,132,313

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 15.0%
Allergan, Inc.	5,500	$453,090
CSL, Ltd.	18,000	511,008
Gilead Sciences, Inc. (a)	13,927	540,368
Hologic, Inc. (a)	25,000	380,250
Mylan, Inc. (a)	18,000	306,000
Pfizer, Inc. (b)	48,000	848,640
Roche Holding AG	6,735	1,087,784
St. Jude Medical, Inc.	12,200	441,518
Teva Pharmaceutical Industries, Ltd., ADR	11,500	428,030

		4,996,688

INDUSTRIALS: 9.2%
3M Co.	5,300	380,487
Deere & Co.	5,000	322,850
Emerson Electric Co.	11,000	454,410
Komatsu, Ltd.	20,100	433,357
Pentair, Inc.	13,000	416,130
Randstad Holding NV	7,000	223,165
Timken Co.	11,500	377,430
Watsco, Inc.	8,900	454,790

		3,062,619

INFORMATION TECHNOLOGY: 15.1%
Autodesk, Inc. (a)	12,000	333,360
Broadcom Corp., Class A (a)	17,500	582,575
EMC Corp. (a)	26,500	556,235
Google, Inc., Class A (a)	500	257,190
Hoya Corp.	15,000	347,768
IBM	3,500	612,605
Infosys, Ltd., ADR (c)	5,000	255,350
InterDigital, Inc. (c)	7,500	349,350
Intuit, Inc. (a)(b)	11,000	521,840
Itron, Inc. (a)	6,000	177,000
Oracle Corp.	19,000	546,060
Qualcomm, Inc.	10,000	486,300

		5,025,633

MATERIALS: 6.1%
Air Liquide SA	4,000	467,103
Potash Corp. of Saskatchewan, Inc.	16,800	726,096
Rio Tinto PLC, ADR	9,400	414,352
Syngenta AG, ADR	8,571	444,578

		2,052,129

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 3.6%
American Tower Corp., Class A (a)	9,500	$511,100
Vodafone Group PLC, ADR	27,500	705,375

		1,216,475

UTILITIES: 1.0%
AES Corp., The (a)	8,000	78,080
Fortum Oyj	10,750	253,043
		331,123

TOTAL COMMON STOCKS (Cost $36,719,001)		31,337,737

EXCHANGE TRADED FUNDS: 2.7%
iShares Silver Trust (a)(c)	500	14,465
SPDR Gold Shares (a)	5,700	901,056

TOTAL EXHANGE TRADED FUNDS (Cost $539,291)		915,521

WARRANTS: 1.6%
PNC Financial Services Group, 12/31/18	60,100	537,294

TOTAL WARRANTS (Cost $584,498)		537,294

PURCHASED OPTIONS - CALLS: 0.1%
InterDigital, Inc.
expires March 2012, exercise price $65.00	50	32,600

TOTAL PURCHASED OPTIONS - CALLS		32,600

(Premiums Paid $59,300)
TIME DEPOSIT: 2.6%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/11	$853,000	853,000

TOTAL TIME DEPOSIT (Cost $853,000)		853,000

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 6.4%
SSgA Institutional U.S. Government Money Market Fund (Cost $2,145,439)	$2,145,439	$2,145,439

TOTAL I\NVESTMENTS: 107.4% (Cost $40,900,529)		35,821,591
Payable upon return of securities loaned - (Net): -6.4%		(2,145,439)
Other assets and liabilities - (Net): -1.0%		(341,594)

Net Assets: 100.0%		$33,334,558

(a)	Non-income producing security.
(b)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(c)	Security or partial position of this security was on loan as of September 30, 2011. The total market value of securities on loan as of September 30, 2011 was $2,069,736.

ADR - American Depository Receipt

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
PUTS:
Baker Hughes, Inc. expires January 2013, exercise price $40.00	50	$(39,000)
Best Buy Co., Inc. expires January 2013, exercise price $25.00	100	(53,500)
Cisco Systems, Inc. expires January 2013, exercise price $15.00	250	(65,250)
InterDigital, Inc. expires March 2012, exercise price $60.00	50	(84,500)
Microsoft Corp. expires January 2014, exercise price $20.00	75	(21,000)
Northern Trust Corp. expires January 2012, exercise price $45.00	75	(72,900)
Visa, Inc. expires January 2012, exercise price $55.00	75	(9,750)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $226,273)		$(345,900)

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) September 30, 2011

SUMMARY OF INVESTMENTS BY COUNTRY

PERCENT OF NET ASSETS	VALUE	PERCENT OF NET ASSETS
AUSTRALIA	$925,214	2.8%
CANADA	1,662,318	5.0%
CHILE	152,765	0.4%
FINLAND	253,043	0.7%
FRANCE	467,103	1.4%
GERMANY	1,065,596	3.2%
INDIA	255,350	0.8%
ISRAEL	428,030	1.3%
JAPAN	1,459,900	4.4%
NETHERLANDS	223,165	0.7%
NORWAY	1,012,850	3.0%
POLAND	282,747	0.8%
SOUTH AFRICA	154,280	0.5%
SWEDEN	520,988	1.6%
SWITZERLAND	2,007,832	6.0%
UNITED KINGDOM	4,300,967	12.9%
UNITED STATES	16,165,589	48.5%
EXCHANGE TRADED FUNDS	915,521	2.7%
WARRANTS	537,294	1.6%
PURCHASED CALLS	32,600	0.1%
TIME DEPOSIT	853,000	2.6%
Other assets and liabilities - (Net): -1.0%	(341,594)	-1.0%
TOTAL	$33,334,558	100.0%

Pax World Global Green Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 98.6%
AUTO COMPONENTS: 4.6%
Denso Corp.	10,800	$347,189
Johnson Controls, Inc.	39,500	1,041,615

		1,388,804

CHEMICALS: 10.3%
Air Products & Chemicals, Inc.	14,800	1,130,275
Linde AG	7,764	1,038,928
Yingde Gases	1,009,600	914,109

		3,083,312

COMMERCIAL SERVICES & SUPPLIES: 8.9%
China Everbright International, Ltd.	2,429,200	564,057
Daiseki Co., Ltd.	52,200	1,032,987
Shanks Group PLC	253,333	434,963
Stericycle, Inc. (a)	7,750	625,580

		2,657,587

CONSTRUCTION & ENGINEERING: 1.8%
Kingspan Group PLC	65,729	539,459

ELECTRIC UTILITIES: 2.4%
China Longyuan Power Group Corp.	886,600	730,727

ELECTRICAL EQUIPMENT: 15.5%
Cooper Industries PLC	25,900	1,194,508
Emerson Electric Co.	29,000	1,197,990
Legrand SA	36,001	1,122,309
Prysmian SpA	21,700	285,081
Roper Industries, Inc.	10,200	702,882
Trina Solar, Ltd., ADR (a)	21,000	127,680

		4,630,450

ELECTRONIC EQUIP & INSTRUMENTS: 2.2%
Delta Electronics, Inc.	278,004	651,197

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS: 4.3%
Horiba, Ltd.	23,500	713,547
Itron, Inc. (a)	10,185	300,458
Rogers Corp. (a)	7,300	285,649

		1,299,654

GAS UTILITIES: 2.1%
ENN Energy Holdings, Ltd.	191,500	623,125

Pax World Global Green Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
HOUSEHOLD PRODUCTS: 1.3%
Campbell Brothers, Ltd.	9,397	$374,382

INDEPENDENT POWER PRODUCERS & ENERGY TRADER: 1.1%
EDP Renovaveis SA (a)	59,488	323,930

INDUSTRIAL CONGLOMERATES: 3.4%
3M Co.	14,100	1,012,239

LIFE SCIENCES TOOLS & SERVICES: 3.2%
Thermo Fisher Scientific, Inc. (a)	18,700	946,968

MACHINERY: 21.8%
GEA Group AG	45,553	1,063,329
Hansen Transmissions International (a)	327,927	333,669
IDEX Corp.	17,650	549,974
IMI PLC	82,202	902,280
Invensys PLC	264,760	922,298
Kurita Water Industries, Ltd.	20,950	587,292
Pall Corp.	20,500	869,200
Pentair, Inc.	20,150	645,002
Watts Water Technologies, Inc., Class A	24,800	660,920

		6,533,964

SEMICONDUCTOR EQUIPMENT & PRODUCTS: 2.9%
Epistar Corp.	498,000	865,223

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.9%
Infineon Technologies AG	159,666	1,178,110

WATER UTILITIES: 8.9%
American Water Works Co., Inc.	40,100	1,210,218
California Water Service Group	21,352	378,144
Manila Water Co., Inc.	653,900	283,084
Pennon Group PLC	75,534	791,362

		2,662,808

TOTAL COMMON STOCKS (Cost $32,676,657)		29,501,939

Pax World Global Green Fund	Schedule of Investments (Unaudited) September 30, 2011

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
REPURCHASE AGREEMENT: 1.1%
State Street Repo, 0.010%, 10/03/2011 (collateralized by United States Treasury Note, 1.750%, due 01/31/2014, principal amount $330,000; market value $341,550)

TOTAL REPURCHASE AGREEMENT (Cost $333,000)	$333,000	$333,000

TOTAL INVESTMENTS: 99.7% (Cost $33,009,657)		29,834,939

Other assets and liabilities - (Net): 0.3%		95,746

Net Assets: 100.0%		$29,930,685

(a)	Non-income producing security.

Pax World Global Green Fund	Schedule of Investments (Unaudited) September 30, 2011

SUMMARY OF INVESTMENTS BY COUNTRY

PERCENT OF NET ASSETS	VALUE	PERCENT OF NET ASSETS
AUSTRALIA	$374,382	1.3%
BELGIUM	333,669	1.1%
CHINA	1,481,532	4.9%
FRANCE	1,122,309	3.7%
GERMANY	3,280,367	11.0%
HONG KONG	1,478,165	4.9%
IRELAND	539,459	1.8%
ITALY	285,081	1.0%
JAPAN	2,681,016	9.0%
PHILIPPINES	283,084	0.9%
SPAIN	323,930	1.1%
TAIWAN	1,516,420	5.1%
UNITED KINGDOM	3,050,902	10.2%
UNITED STATES	12,751,623	42.6%
REPURCHASE AGREEMENT	333,000	1.1%
Other assets and liabilities - (Net)	95,746	0.3%
TOTAL	$29,930,685	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2011, the Trust offered eleven investment funds.

These schedules of investments relate only to the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Global Women’s Equality Fund (“Global Women’s Equality”), and Pax World Global Green Fund (“Global Green”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30. 2011, three securities were fair valued in good faith pursuant to policies and procedures approved by the Board, the Balanced Fund held one security fair valued at $2,000,298, representing 0.12% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at a total of $0 representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

☐	Level 1 – quoted prices in active markets for identical investments
☐	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
☐	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

		Level One	Level Two	Level Three	Totals

Balanced
Common Stocks-Domestic		$895,075,537	$—	$—	$895,075,537
Common Stocks-Foreign		231,260,258	37,499,850	—	268,760,108
Exchange Traded Funds		8,137,150	—	—	8,137,150
Corporate Bonds		—	248,572,666	2,000,298	250,572,964
U.S. Govt Agency Bonds		—	68,669,376	—	68,669,376
Government Bonds		—	14,466,002	—	14,466,002
Municipal Bonds		—	38,120,336	—	38,120,336
U.S. Treasury Notes		—	41,600,542	—	41,600,542
Mortgage-Backed Securities		—	99,798,907	—	99,798,907
Cash Equivalents		27,453,711	11,081,000	—	38,534,711
Equity Call/Put Options Written		(1,209,600)	—	—	(1,209,600)
	Total	$1,160,717,056	$559,808,679	$2,000,298	$1,722,526,033
Growth
Common Stocks-Domestic		$91,284,939	$—	$—	$91,284,939
Common Stocks-Foreign		11,181,531	2,267,875	—	13,449,406
Cash Equivalents		4,893,817	3,758,000	—	8,651,817
	Total	$107,360,287	$6,025,875	$—	$113,386,162
Small Cap
Common Stocks		$12,494,713	$—	$—	$12,494,713
Cash Equivalents		—	462,000	—	462,000
	Total	$12,494,713	$462,000	$—	$12,956,713
International
Common Stocks-Foreign		$8,645,235	$22,284,006	$—	$30,929,241
Exchange Traded Funds		861,536	—	—	861,536
	Total	$9,506,771	$22,284,006	$—	$31,790,777
High Yield Bond
Common Stocks - Domestic		$477,214	$—	$—	$477,214
Common Stocks-Foreign		—	475,237	—	475,237
Preferred Stocks		1,087,272	—	—	1,087,272
Exchange Traded Funds		11,339,166	—	—	11,339,166
Corporate Bonds		—	377,839,101	—	377,839,101
Cash Equivalents		16,504,783	13,174,564	—	29,679,347
Warrants		—	—	—	—
Securities Sold Short		(322,056)	—	—	(322,056)
Equity Call Options Written		(187,000)	—	—	(187,000)
	Total	$28,899,379	$391,488,902	$—	$420,388,281
Global Women’s Equality
Common Stocks - Domestic		$16,165,589	$—	$—	$16,165,589
Common Stocks-Foreign		6,718,313	8,453,835	—	15,172,148
Exchange Traded Funds		915,521	—	—	915,521
Warrants		537,294	—	—	537,294
Purchased Call Options		32,600			32,600
Cash Equivalents		2,145,439	853,000	—	2,998,439
Equity Call/Put Options Written		(345,900)	—	—	(345,900)
	Total	$26,168,856	$9,306,835	$—	$35,475,691
Global Green
Common Stocks-Domestic		$12,751,623	$—	$—	$12,751,623
Common Stocks-Foreign		461,349	16,288,967	—	16,750,316
Cash Equivalents		—	333,000	—	333,000
	Total	$13,212,972	$16,621,967	$—	$29,834,939

* Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The Funds recognize transfers between Levels as of the end of the period. As of September 30, 2011, the Funds did not have significant transfers between valuation levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balanced	High Yield Bond	Global Women’s Equality
Corporate Bonds
Balance as of December 31, 2010	$2,000,112	$32,125	$366,938
Purchases	—	24,093	—
Sales	—	—	(375,000)
Accrued Discounts (Premiums)	—	(113,301)	—
Realized Gain (loss)	—	—	—
Change in unrealzied appreciation (depreciation)	186	57,083	8,062
Transfers into Level Three	—	—	—
Transfers out of Level Three	—	—	—

Balance as of September 30, 2011	$2,000,298	$—	$—

The change in unrealized gain/loss on Level 3 securities held at September 30, 2011, included gains of $186 and $57,083 in the Balanced Fund and High Yield Bond Fund, respectively, for the year-to-date period then ended.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Funds’ investments to fluctuate significantly, rapidly, and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publically available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic, or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2011, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows.

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value
Balanced	$58,124,834	$27,191,366	$32,430,415
Growth	8,663,451	4,893,817	4,120,097
High Yield Bond	15,980,432	16,504,783	—
Global Women’s Equality	2,069,736	2,145,439	—

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sell transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund. Short sales held by the Fund are fully collateralized by restricted cash or other securities. Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2011 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds
Balanced	$551,540,392	$62,005,711	$656,534,214	$82,486,400
Growth	22,931,437	—	15,546,899	—
Small Cap	96,626,557	—	89,857,250	—
International	42,243,625	—	32,010,774	—

High Yield Bond	222,988,526	—	198,495,841	—
Global Women’s Equality	32,214,918	—	30,433,708	—
Global Green	30,067,543	—	22,789,989	—

*	Excluding short-term investments and US Government bonds.

The identified cost of investments owned at September 30, 2011 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2011 were as follows for the Funds:

	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Balanced	$1,681,084,788	$184,479,600	$141,828,756	$42,650,844
Growth	104,476,529	17,970,774	9,061,141	8,909,633
Small Cap	15,204,190	151,085	2,398,562	(2,247,477)
International	37,251,937	1,153,562	6,614,722	(5,461,160)
High Yield Bond	439,015,552	6,421,583	24,539,798	(18,118,215)
Global Women’s Equality	40,900,529	929,689	6,008,627	(5,078,938)
Global Green	33,009,657	1,757,112	4,931,830	(3,174,718)

At September 30, 2011, the Growth Fund had unrealized foreign currency gains of $962; and the Balanced Fund, International Fund, High Yield Bond Fund, Global Women’s Equality Fund and Global Green Fund had unrealized foreign currency losses of $14,437, $2,559, $12,148, $2,299 and $9,211, respectively.

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the nine-month period ended September 30, 2011 is as follows:

Outstanding at 12/31/10	Written	Closed	Expired	Exercised	Outstanding at 09/30/11

Balanced Fund
Call Options
Number of contracts	4,900	2,300	(3,600)	—	(1,600)	2,000
Premiums received	$669,670	$227,038	$(521,152)	$—	$(201,618)	$173,938
Put Options
Number of contracts	12,615	10,906	(12,572)	(5,549)	—	5,400
Premiums received	$2,095,722	$1,410,866	$(1,733,937)	$(935,664)	$—	$836,987

Growth Fund
Call Options
Number of contracts	175	—	—	(100)	(75)	—
Premiums received	$30,625	$—	$—	$(9,100)	$(21,525)	$—
Put Options
Number of contracts	120	—	—	(120)	—	—
Premiums received	$22,126	$—	$—	$(22,126)	$—	$—

High Yield Bond Fund
Call Options
Number of contracts	—	300	—	—	(300)	—
Premiums received	$—	$38,230	$—	$—	$(38,230)	$—
Put Options
Number of contracts	—	1,000	—	—	—	1,000
Premiums received	$—	$176,198	$—	$—	$—	$176,198

Global Women’s Equality Fund
Put Options
Number of contracts	—	150	(150)	—	—	—
Premiums received	$—	$8,550	$(8,550)	$—	$—	$—
Call Options
Number of contracts	540	600	(290)	(175)	—	675
Premiums received	$145,511	$146,048	$(53,711)	$(11,575)	$—	$226,273

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2011, the Balanced Fund held $18,749,378, or 1.10% of net assets and the High Yield Bond Fund held $137,694,519, or 33.6% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2011, the Balanced Fund held $4,095,197 of illiquid securities, representing 0.24% of net assets, and the High Yield Bond Fund held $10,968,779 of illiquid securities, representing 2.7% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Item 2.	Controls and Procedures.

(a)        It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 28, 2011

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 28, 2011